Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts	$ 307	$ 289
Deferred financing costs, accumulated amortization	287	286
Other intangible assets, accumulated amortization	157	140
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	804,894,313	677,214,493
Common stock, shares outstanding	787,607,240	667,679,913
Treasury stock, shares	17,287,073	9,534,580
Variable Interest Entity [Line Items]
Non-recourse debt - current	2,567	1,707
Non-recourse debt - noncurrent	12,372	12,121
Consolidated Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Non-recourse debt - current	1,150
Non-recourse debt - noncurrent	$ 2,199